Acquisitions and disposals - Disclosure of Detailed Information about Deal Completion and Acquired Business (Details)	Jan. 10, 2023
Zywie Ventures Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%